Schedule of Investments
March 31, 2020 (unaudited)
Mercator International Opportunity Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 95.71%

Biotech & Pharma - 4.60%
ALK-Abello A/S Class B (Denmark) (2)	1,000	227,846
GW Pharmaceuticals Plc. ADR	2,000	175,140
UCB SA (Belgium) (2)	2,000	174,317
		577,303

Chemicals - .84%
Umicore SA (Belgium) (2)	3,000	105,417

Commercial Services - 2.38%
Eurofins Scientific SE (Luxembourg) (2)	600	298,545

Comml & Res Bldg Equip & Sys - 1.29%
Japan Elevator Service Holdings Co., Ltd. (Japan)	7,000	161,578

Containers & Packaging - 1.77%
DS Smith Plc. (2)	65,000	222,280

Engineering & Construction Services - 1.24%
AF AB Class B (Sweden) (2)	10,000	155,068

Hardware - 7.84%
Blackberry Ltd. (Canada) (2)	100,000	413,000
Nidec Corp. (Japan)	5,200	271,154
SLM Solutions Group AG (Germany) (2)	15,000	117,498
Tobii AB (2)	70,000	182,207
		983,859

Health Care Facilities & Services - 3.20%
Amplifon SpA ADR (Italy) (2)	8,000	165,226
Orpea (France) (2)	2,250	236,444
		401,670

Machinery - 5.60%
Disco Corp. (Japan)	950	188,716
FANUC Corp. ADR	10,000	132,200
Interroll Holding AG (Switzerland) (2)	70	116,372
Keyence Corp. (Japan)	500	162,359
THK Co. Ltd. (Japan)	5,000	102,858
		702,505

Media - 11.02%
Adevinta ASA Class B (Norway) (2)	16,080	144,046
CyberAgent, Inc. (Japan) (2)	5,000	194,835
Future Plc.	24,000	298,013
Mediawan SA (France) (2)	20,000	156,664
Shopify, Inc. Class A (2)	450	187,618
Stoeer SE & Co. KGaA (Germany) (2)	2,500	130,848
Uuum, Inc. (Japan) (2)	4,000	76,483
Z Holdings Corp.	60,000	194,184
		1,382,691

Medical Equipment & Devices - 3.79%
Biocartis Group NV (Belgium) (2)	45,000	171,531
Ion Beam Applications SA (2)	10,000	86,938
Jeol Ltd. (Japan)	5,000	122,621
Lumibird (France) (2)	11,000	94,782
		475,872

Real Estate - .82%
Capital & Counties Properies Plc. (2)	50,000	103,001

Renewable Energy - 2.12%
SolarEdge Technologies, Inc. (Israel) (2)	3,250	266,110

Retail -Consumer Staples - 2.41%
Ocado Group Plc. (United Kingdom) (2)	20,000	302,980

Retail-Discretionary - 8.87%
AKSUL Corp. (Japan)	3,000	89,280
ASOS Plc. (United Kingdom) (2)	10,000	148,386
Bootz AB (Sweden) (2)	40,000	161,424
Dustin Group AB (Sweden) (2)	46,000	218,124
MonotaRO Co. Ltd. (Japan)	8,500	226,715
Rakuten, Inc. ADR	15,000	113,130
Zalando SE (Germany) (2)	4,050	156,344
		1,113,403

Semiconductors - 14.56%
Advantest Corp. (Japan)	4,000	161,448
Ams AG (Austria) (2)	4,000	39,650
ASML Holding NV ADR (2)	1,200	313,968
Infineon Technologies AG	6,000	88,902
Lasertec Corp. (Japan)	6,000	282,348
Nordic Semiconductor ASA (Norway) (2)	37,000	164,407
STMicroelectronics NV ADR	10,000	213,700
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,000	382,320
Vitec Software Group AB Class B (2)	10,000	180,593
		1,827,336

Software - 16.00%
Basware Oyj (Finland) (2)	9,000	187,666
Comture Corp. (Japan)	12,000	245,520
Dassault Systemes SE (2)	1,000	148,941
Frontier Developments Plc. (United Kingdom) (2)	19,214	295,367
Learning Technologies Group Plc. (United Kingdom) (2)	200,000	331,788
Materialise NV ADR (2)	14,000	259,980
RaySearch Laboratories AB Class B (Sweden) (2)	30,000	174,338
Tomtom NV (2)	28,000	219,948
ZOO Digital Group Plc. (United Kingdom) (2)	210,000	144,722
		2,008,270

Specialty Apparel Stores - .61%
Hugo Boss AG (2)	3,000	76,490

Specialty Finance - 3.60%
Adyen NV (Netherlands) (2)	260	221,047
Wirecard AG (2)	2,000	230,914
		451,961

Techology Services - 3.14%
Baozun, Inc. ADR (2)	8,000	223,520
CapGemini SE (France) (2)	2,000	169,904
		393,424

Total Common Stocks	(Cost $ 14,081,231)	12,009,763

Rights - 0.00%
Ams AG Exp. 3/30/2020 0.062/share (Belgium) (3)	9,000	540

Total Rights	(Cost $ 0)	540

Money Market Registered Investment Companies - 4.14%

First American Government Obligations Fund Class X 0.43% (5)	518,951	518,951

Total Money Market Registered Investment Companies	(Cost $ 518,951)	518,951

Total Investments - 99.85%	(Cost $ 14,600,182)	12,529,254

Other Assets less Liabilities - .15%		18,536

Total Net Assets - 100.00%		12,547,790

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$12,529,254	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$12,529,254	$-

       The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2020.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2020.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.

(9)  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.